UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

1701 Meeting Street, Charleston, South Carolina 29464
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  March 31

Date of reporting period: March 31, 2023

Item 1. REPORT TO STOCKHOLDERS.

(a)
Annual Report 2023
As of March 31, 2023

Modern Capital Tactical
Opportunities Fund

Class A Shares: MCTOX
Class ADV Shares: MCTDX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Modern Capital Tactical Opportunities Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Modern Capital Tactical Opportunities Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Modern Capital Tactical Opportunities Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forwardlooking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at https://www.ncfunds.com/fundpages/210 or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Modern Capital Tactical Opportunities Fund:

See Our Web site @ moderncap.com
or
Call Our Shareholder Services Group at 800-773-3863.

(Unaudited)

Dear Shareholder:
As the Modern Capital Tactical Opportunities Fund (the “Fund”) concluded its second year of operations on March 31, 2023, several important factors contributed to our overall performance. We believe our investment philosophy proved to be sound as we provided investors with a 7.62% return from April 1, 2022 – March 31, 2023, for the Class A Shares and 7.40% for the Class ADV Shares. During that same timeframe, we paid out $1.0591 per share in total distributions (this includes both dividends as well short-term & long-term capital gain distributions) for Class A Shares and $1.0619 per share in total distributions for Class ADV Shares.
Because of generally poor market conditions in the first three quarters of the Fund’s fiscal year, cash played a significant strategic role in the Fund’s portfolio. We held cash positions ranging from 15% to as high as 45% during this period to safeguard principal and to be poised to take advantage of pricing inefficiencies in the markets later in the year.
According to research published on January 3, 2023 from NASDAQ (Surz, 2023)1 bond markets in real terms lost 20.3% and were considered to be the worst declines over a 97 year period. Looking at data compiled by MarketWatch from January 3, 2022 the 10-year Treasury Bond yield began the year (January 3, 2022) at 1.631%2, which made us extremely cautious in our exposure to treasuries and the bond market as a whole. Our portfolio management team was of the opinion the Federal Reserve would act swiftly to combat rising inflation forecasts which would mean rising yields and falling bond prices. As interest rates rose and yields began to climb, we began to deploy cash gradually by purchasing closed-end funds across the board, apart from REITs and real estate specific closed-end funds, starting in early September. This tactical rotation into closed end funds during the third quarter of 2022 provided a solid entry point for rate sensitive assets, as the 10-year Treasury Bond closed the year on December 30, 2022 at 3.880%3 leading to increases in bond pricing.
The equity markets were similarly challenging. In correlation with the bond markets, equities mirrored overall performance bouncing off their lows in October; therefore we were similarly cautious with our exposure to equities. Throughout the year, we took advantage of tactical opportunities in certain equity classes to support our dual mandate of growth and dividend income.
Conversely, the energy sector was an attractive area for the Fund as we took advantage of increased commodity prices of oil and natural gas, along with the revised mandates of many energy companies to focus on shareholder distributions over increased production. However, some of the investments made in closed-end funds with technology holdings and REITS contributed to some of the performance losses the fund experienced throughout the year. However, we remain positioned to continue delivering quarterly dividends and income comparable to shareholder expectations. We believe the management team’s investment philosophy and focus on diversification, tactical positioning and risk management will continue to deliver value to our shareholders over the coming quarters.

1 https://www.nasdaq.com/articles/2022-stock-and-bond-returns-in-a-97-year-perspective

2 https://www.marketwatch.com/investing/bond/tmubmusd10y/download-data?startDate=1/3/2022&endDate=05/24/2023&countryCode=bx

3https://www.marketwatch.com/investing/bond/tmubmusd10y/download-data?startDate=1/3/2022&endDate=05/24/2023&countryCode=bx

Modern Capital Tactical Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 5, 2021 (Commencement of Operations) through March 31, 2023

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 ($9,500 after maximum sales load of 5.00%) at April 5, 2021 (Commencement of Operations). All dividends and distributions are reinvested. This graph depicts the performance of the Modern Capital Tactical Opportunities Fund - Class A Shares versus the Fund's benchmark index, the HFRI 500 Macro: Multi-Strategy Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns

	For the Fiscal Year Ended	One	Since
	March 31, 2023	Year	Inception*
	Modern Capital Tactical Opportunities Fund - Class A Shares	7.62%	15.22%
	Modern Capital Tactical Opportunities Fund - Class A Shares -
	with 5.00% sales load	2.92%	12.66%
	HFRI 500 Macro: Multi-Strategy Index	7.83%	7.75%

*	The Inception Date of the Class A Shares is April 5, 2021.

			(Continued)

Modern Capital Tactical Opportunities Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 5, 2021 (Commencement of Operations) through March 31, 2023

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through March 31, 2024.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 5.41% per the Fund’s most recent prospectus dated August 1, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Modern Capital Tactical Opportunities Fund - Class ADV Shares

Performance Update (Unaudited)

For the period from June 23, 2021 (Commencement of Operations) through March 31, 2023

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 at June 23, 2021 (Commencement of Operations). All dividends and distributions are reinvested. This graph depicts the performance of the Modern Capital Tactical Opportunities Fund - Class ADV Shares versus the Fund's benchmark index, the HFRI 500 Macro: Multi-Strategy Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Total Returns

	For the Fiscal Year Ended	One	Since
	March 31, 2023	Year	Inception*
	Modern Capital Tactical Opportunities Fund - Class ADV Shares	7.40%	11.30%
	HFRI 500 Macro: Multi-Strategy Index	7.83%	5.77%

*	The Inception Date of the Class ADV Shares is June 23, 2021.

			(Continued)

Modern Capital Tactical Opportunities Fund - Class ADV Shares

Performance Update (Unaudited)

For the period from June 23, 2021 (Commencement of Operations) through March 31, 2023

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through March 31, 2024.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 5.41% per the Fund’s most recent prospectus dated August 1, 2022.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Modern Capital Tactical Opportunities Fund

Schedule of Investments

As of March 31, 2023
	Shares	Value (Note 1)

CLOSED-END FUNDS - 80.99%
Aberdeen Asia-Pacific Income Fund, Inc.	329,584	$876,693
Aberdeen Total Dynamic Fund	77,000	622,160
Adams Diversified Equity Fund, Inc.	3,000	46,650
Adams Natural Resoures Fund, Inc.	4,276	87,915
BlackRock Credit Allocation Income Trust	40,000	411,600
BlackRock Debt Strategies Fund, Inc.	33,623	319,755
BlackRock MuniYield Quality Fund III	6,102	69,197
BNY Mellon High Yield Strategies Fund	94,648	205,386
BNY Mellon Municipal Income Fund, Inc.	17,587	114,140
BNY Mellon Strategic Municipal Bond Fund	32,425	194,874
ClearBridge MLP and Midstream Fund, Inc.	22,329	630,571
Clough Global Dividend and Income Fund	49,122	283,925
Clough Global Equity Fund	191,272	1,159,108
Clough Global Opportunities Fund	267,031	1,305,782
Credit Suisse High Yield Bond Fund	188,000	355,320
DoubleLine Yield Opportunities Fund	20,000	279,800
DWS Strategic Municipal Income Trust	7,788	66,042
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	159,632	1,289,826
Eaton Vance Tax-Managed Fund	186,600	1,457,346
First Trust Aberdeen Global Opportunity Fund	19,874	119,045
Flaherty & Crumrine Preferred and Income Fund	10,000	138,400
Flaherty & Crumrine Total Return Fund	44,849	659,280
Goldman Sachs MLP and Energy Renaissance Fund	61,866	810,445
Highland Global Allocation Fund	58,848	531,986
Highland Income Fund	101,346	890,831
Invesco Municipal Trust	8,168	81,027
Invesco Trust for Investment Grade Municipals	52,189	518,759
Invesco Value Municipal Income Trust	8,936	109,019
Kayne Anderson Midstream/Energy Fund	50,696	389,345
KKR Opportunities Fund	35,000	384,300
Liberty All Star Growth Fund, Inc.	123,558	652,386
* Mexico Equity & Income Fund, Inc.	130,965	1,318,818
Morgan Stanley Emerging Markets Domestic Debt Fund	259,588	1,173,338
Nuveen AMT-Free Quality Municipal Fund	110,000	1,223,200
Nuveen Core Plus Impact Fund	33,700	344,414
Nuveen Municipal Credit Income Fund	70,000	836,500
Nuveen Quality Municipal Income Fund	15,000	172,950
Nuveen Quality Preferred Income Fund	125,000	807,500
Pioneer Municipal High Income Advantage Fund, Inc.	15,549	127,968
Pioneer Municipal High Income Trust	24,363	216,587
Seven Hills Realty Trust	118,426	1,183,076
The FS Credit Opportunities Corp.	139,313	618,550
Virtus Convertible & Income Fund	101,168	303,504
Virtus Total Return Fund, Inc.	46,298	299,780
		(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

As of March 31, 2023
		Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
	Wells Fargo Income Opportunities Fund	33,000	$208,890
	Western Asset Emerging Markets Debt Fund, Inc.	88,972	764,269
	Western Asset Intermediate Muni Fund, Inc.	36,472	288,377

	Total Closed-End Funds (Cost $24,911,185)		24,948,634

COMMON STOCKS - 15.84%
Consumer Discretionary - 1.07%
*µ	Cresud SACIF y A	22,731	144,796
*µ	Despegar.com Corp.	30,000	184,200
			328,996
Energy - 4.58%
	Energy Transfer LP	30,000	374,100
µ	Petroleo Brasileiro SA	38,935	406,092
µ	Transportadora de Gas del Sur SA	31,890	326,554
µ	Vista Oil & Gas SAB de CV	15,340	303,579
			1,410,325
Financials - 8.18%
	Arcos Dorados Holdings, Inc. - Class A	45,857	353,557
*µ	Banco BBVA Argentina SA	60,508	237,191
µ	Banco Macro SA	50,000	265,500
	Carnival Corp.	15,000	152,250
*µ	Grupo Financiero Galicia	37,714	414,100
µ	Grupo Supervielle SA	114,343	257,272
	The Toronto-Dominion Bank	14,000	838,600
			2,518,470
Industrials - 1.22%
	Uber Technologies, Inc.	12,000	380,400
			380,400
Real Estate - 0.46%
µ	IRSA Inversiones y Representaciones SA	24,372	141,601
			141,601
Utilities - 0.33%
µ	Empresa Distribuidora y Comercializadora	12,500	100,750
			100,750

	Total Common Stocks (Cost $4,675,732)		4,880,542

EXCHANGE TRADED FUND - 0.38%
	Direxion Daily Financial Bull 3X Shares	2,000	115,340

	Total Exchange Traded Fund (Cost $145,606)		115,340

			(Continued)

Modern Capital Tactical Opportunities Fund

Schedule of Investments - Continued

As of March 31, 2023
	Shares	Value (Note 1)
EXCHANGE TRADED NOTES - 0.50%
MicroSectors FANG+ Index 3X Leveraged ETN	1,500	155,190

Total Exchanged Traded Notes (Cost $92,844)		155,190

PREFERRED STOCK - 1.66%
Financials - 1.66%
Wells Fargo Co.	21,000	510,300

Total Preferred Stock (Cost $524,178)		510,300

SHORT-TERM INVESTMENT - 3.84%
	Federated Hermes Government Obligations Fund, 0.03% §		1,184,270	$1,184,270

	Total Short-Term Investment (Cost $1,184,270)			1,184,270

Total Value of Investments (Cost $31,533,815) - 103.21%				$31,794,276

Liabilities in Excess of Other Assets - (3.21)%				(987,855)

	Net Assets - 100%			$30,806,421

*	Non-income producing investment
µ	American Depositary Receipt
§	Represents 7 day effective yield

	Summary of Investments by
	Type and Sector	% of Net
		Assets	Value
	Closed-End Funds	80.99%	$24,948,634
	Common Stocks:
	Consumer Discretionary	1.07%	328,996
	Energy	4.58%	1,410,325
	Financials	8.18%	2,518,470
	Industrials	1.22%	380,400
	Real Estate	0.46%	141,601
	Utilities	0.33%	100,750
	Exchange Traded Fund	0.38%	115,340
	Exchange Traded Notes	0.50%	155,190
	Preferred Stock	1.66%	510,300
	Short-Term Investment	3.84%	1,184,270
	Liabilities in Excess of Other Assets	(3.21)%	(987,855)
	Total Net Assets	100.00%	$30,806,421

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Assets and Liabilities

As of March 31, 2023

Assets:
Investments, at value (cost $31,533,815)	$31,794,276
Receivables:
Investments sold	1,400,011
Dividends and interest	68,998
From Advisor	113,372
Prepaid expenses:
Registration and filing expenses	24,954
Custody fees	3,735
Compliance fees	2,252

Total assets	33,407,598

Liabilities:
Payables:
Due to custodian for cash overdraft	19,102
Investments purchased	1,631,345
Accrued expenses:
Tax expenses (note 1)	922,456
Professional fees	10,477
Shareholder fulfillment expenses	8,657
Distribution and service fees - Class A and ADV Class Shares	6,013
Trustee fees and meeting expenses	1,008
Administration fees	628
Miscellaneous reporting expenses	627
Insurance fees	509
Security pricing fees	336
Fund accounting fees	15
Transfer agent fees	4
Total liabilities	2,601,177

Net Assets	$30,806,421

Net Assets Consist of:
Paid in Interest	$30,446,343
Distributable Earnings	360,078

Total Net Assets	$30,806,421

Class A Shares outstanding, no par value (unlimited authorized shares)	359,761
Net Assets	$4,167,416
Net Asset Value and Redemption Price Per Share*	$11.58
Maximum Offering Price Per Share ($11.59÷ 95.00%)	$12.19
(a)
Class ADV Shares outstanding, no par value (unlimited authorized shares)	2,562,507
Net Assets	$26,639,005
Net Asset Value, Offering Price, and Redemption Price Per Share	$10.40

(a) The Class A Shares commenced operations on April 5, 2021 (Commencement of Operations).

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Operations

For the fiscal year ended March 31, 2023

Investment Income:
Dividends	$2,152,805
Interest	127,019

Total Investment Income	2,279,824

Expenses:
Tax expenses (note 1)	922,456
Advisory fees (note 2)	152,441
Distribution and service fees - Class ADV Shares (note 4)	55,356
Professional fees	52,985
Registration and filing expenses	43,510
Compliance services fees (note 2)	37,123
Fund accounting fees (note 2)	35,545
Administration fees (note 2)	31,822
Custody fees (note 2)	27,879
Transfer agent fees (note 2)	27,004
Shareholder fulfillment expenses (note 2)	23,990
Trustee fees and meeting expenses (note 3)	20,090
Distribution and service fees - Class A Shares (note 4)	8,162
Miscellaneous reporting expenses (note 2)	8,001
Securities pricing fees	5,000
Insurance fees	3,505

Total Expenses	1,454,869

Advisory fees waived (note 2)	(152,441)
Expenses reimbursed by advisor (note 2)	(151,179)

Net Expenses	1,151,249

Net Investment Income	1,128,575

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	1,268,631
Long-term capital gain distributions from underlying funds	278,349
Total realized gains	1,546,980

Change in unrealized depreciation on investments	(710,406)

Realized and Unrealized Gain on Investments	836,574

Net Increase in Net Assets Resulting from Operations	$1,965,149

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Statement of Changes in Net Assets

For the fiscal period or year ended March 31,			2023	2022 (a)

Operations:
Net Investment Income			$ 1,128,575	$ (85,439)
Net realized gain from investment transactions			1,268,631	852,224
Long-term capital gain distributions from underlying funds			278,349	97,027
Change in unrealized appreciation on investments			(710,406)	970,867

Net Increase in Net Assets Resulting from Operations			1,965,149	1,834,679

Distributions to Shareholders:
Class A Shares			(308,912)	(74,702)
Class ADV Shares			(2,348,608)	(653,836)

Decrease in Net Assets Resulting from Distributions			(2,657,520)	(728,538)

Beneficial Interest Transactions:
Shares sold			14,297,927	19,482,039
Shares reinvested			2,649,567	725,325
Shares repurchased			(3,987,146)	(2,775,061)

Increase in Net Assets from Beneficial Interest Transactions			12,960,348	17,432,303

Net Increase in Net Assets			12,267,977	18,538,444

Net Assets:
Beginning of Period			18,538,444	-
End of Period			$ 30,806,421	$ 18,538,444

Share Information:	Shares	Amount	Shares	Amount
Class A Shares
Shares sold	184,487	$ 2,204,902	194,633	$ 2,143,961
Shares reinvested	26,142	298,918	6,153	71,489
Shares repurchased	(50,728)	(608,976)	(925)	(10,218)
Net Increase in Shares of Beneficial Interest	159,901	$ 1,894,844	199,861	$ 2,205,232

Class ADV Shares
Shares sold	1,156,216	$ 12,093,025	1,704,609	$ 17,338,078
Shares reinvested	228,049	2,350,649	62,660	653,836
Shares repurchased	(331,790)	(3,378,170)	(257,237)	(2,764,843)
Net Increase in Shares of Beneficial Interest	1,052,475	$ 11,065,504	1,510,032	$ 15,227,071

(a)	For the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Financial Highlights

For a share outstanding during each	Class A Shares
of the fiscal periods ended March 31,	2023	2022	(h)

Net Asset Value, Beginning of Period	$11.79	$10.00

Income from Investment Operations
Net investment income (loss) (e)	0.59	(0.13)
Net realized and unrealized gain on securities	0.26	2.42

Total from Investment Operations	0.85	2.29

Distributions from:
Net Investment Income	(0.83)	(0.50)
Capital Gains	(0.23)	-

Total from Distributions	(1.06)	(0.50)

Net Asset Value, End of Period	$11.58	$11.79

Total Return (d)	7.62%	23.12%	(b)

Net Assets, End of Period (in thousands)	$4,167	$2,356

Ratios of:
Gross Expenses to Average Net Assets (c)(f)	5.74%	13.12%	(a)
Net Expenses to Average Net Assets (c)(f)(g)	4.55%	7.81%	(a)
Net Investment Loss to Average Net Assets (f)	4.89%	(1.16)%	(a)

Portfolio turnover rate	1228.52%	1496.05%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Total return does not reflect sales charge, if any.
(e) Calculated using the average shares method.
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g) Net expenses include tax expenses as a result of Grantor Trust income (note 1).
(h)	For a share outsanding during the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

	(Continued)

Modern Capital Tactical Opportunities Fund

Financial Highlights

For a share outstanding during each	Class ADV Shares
of the fiscal periods ended March 31,	2023	2022	(g)

Net Asset Value, Beginning of Period	$10.72	$10.00

Income from Investment Operations
Net investment income (loss) (d)	0.47	(0.09)
Net realized and unrealized gain on securities	0.27	1.32

Total from Investment Operations	0.74	1.23

Distributions from:
Net Investment Income	(0.83)	(0.51)
Capital Gains	(0.23)	-

Total from Distributions	(1.06)	(0.51)

Net Asset Value, End of Period	$10.40	$10.72

Total Return	7.40%	12.54%	(b)

Net Assets, End of Period (in thousands)	$26,639	$16,182

Ratios of:
Gross Expenses to Average Net Assets (c)(e)	5.71%	13.04%	(a)
Net Expenses to Average Net Assets (c)(e)(f)	4.52%	7.95%	(a)
Net Investment Loss to Average Net Assets (e)	4.37%	(1.17)%	(a)

Portfolio turnover rate	1228.52%	1496.05%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Calculated using the average shares method.
(e)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(f) Net expenses include tax expenses as a result of Grantor Trust income (note 1).
(g)	For a share outsanding during the initial period from June 23, 2021 (Commencement of Operations) through March 31, 2022.

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
1. Organization and Significant Accounting Policies
The Modern Capital Tactical Opportunities Fund (the “Fund”) is a series of the Modern Capital Funds Trust (the “Trust”).   The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.
The investment objective of the Fund is to seek to provide income and capital gains. The Fund seeks to achieve its investment objective by tactically investing long or short primarily in publicly traded closed-end funds, domestic, or foreign common stocks, exchange-traded funds (“ETFs”), sponsored American Depositary Receipts (“ADRs”), and short-debt instruments. The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund may invest without restriction as to issuer capitalization, currency, or country. However, it focuses primarily on issuers in the $100 million to $10 billion capitalization range and generally limits emerging market exposure to 20% of portfolio assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Class ADV Shares.   Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in sales loads.
The Class A Shares and Class ADV Shares are subject to distribution plan fees as described in Note 4. The Fund’s Class A  Shares are sold with an initial sales charge of  5.00%.   Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Investment Valuation
The Fund’s investments in securities are carried at market or fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by the Valuation Designees, which is the Adviser, in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2023, for the Fund’s assets measured at fair value:
Modern Capital Tactical Opportunities Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Closed-End Funds	$24,948,634	$24,948,634	$-	$-
Common Stocks *	4,880,542	4,880,542	-	-
Exchange Traded Fund	115,340	115,340	-	-
Exchange Traded Notes	155,190	155,190	-	-
Preferred Stock*	510,300	510,300	-	-
Short-Term Investment	1,184,270	1,184,270	-	-
Total	$31,794,276	$31,794,276	$-	$-

(a) The Fund had no Level 2 or Level 3 holdings during the fiscal year ended March 31, 2023.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
Federal Income Taxes
The Fund’s tax year end of February 28, 2023 differs from the book fiscal year end of March 31, 2023.
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute  to  shareholders  all  taxable  investment  income  and  realized  gains  and  otherwise  comply  with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
For the fiscal tax year ended February 28, 2023, the Fund did not meet the gross income test for qualification as a regulated investment company (“RIC”).  In order to continue to qualify as a RIC, the Fund elected to pay an excise tax in the amount of $922,456.  The Fund did not meet the gross income test due to their investment in certain Grantor Trusts that generated income that was not considered qualifying under the gross income test.
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
For the year ended March 31, 2023, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:
Distributable Earnings	Paid-in capital
$(53,692)	$53,692
These reclassifications were primarily due to Limited Partnership Income and Organizational Offering Costs.
2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Modern Capital Management Co. (the “Advisor”) calculated at the annual rate of 0.60% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust in which the  Advisor  has  contractually agreed  to  waive  a  portion  of  its  fees  and/or  reimburse  certain  Fund expenses, including the Advisor's management fee, any 12b-1 fees and organizational and offering expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v)  taxes;  (vi)  specialized  pricing  services  and  (vii)  extraordinary  expenses,  such  as  litigation  expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) in order to limit annual Fund operating expenses to 0.90%, and 0.90% for Class A shares, and Class ADV shares, respectively. These expense limitations will remain in effect until at least July 31, 2023. This agreement may be terminated by the Trust’s Board of Trustees upon written notice to the Advisor. The agreement may not be terminated by the Advisor without consent of the Board. The Advisor will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the Advisor waives or limits the fees and (2) the expense limit in effect at the time the Advisor recovers fees.

For the fiscal year ended March 31, 2023, $152,441 in advisory fees were incurred by the Fund, all of which were waived by the Advisor, and $151,179 of expenses were reimbursed to the Fund by the Advisor. The adviser may recapture a portion of the amount noted above no later than the years as stated below:
March 31, 2025	March 31, 2026	Total
$378,355	$303,620	$681,975

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $625 per month.  For the fiscal year ended March 31, 2023, the Administrator received $8,001 in miscellaneous reporting expenses.
Fund Accounting and Administration Fee
Fund Accounting Fees
Base Fee: $2,250 per month Class Fee: $500 per month (beyond first) Asset-Based Fee: 1 basis point (0.01%) per year
Administration Fees
Asset-Based Fee: $2,000 per month minimum
Net-Assets Annual Fee:
On the first $250 million …………………………………………………………………………………………………………………
On assets above $250 million but below $500 million ………………………………………….……………………………………
On assets over $500 million ……………………………………………………………………….……………………………………
On all assets over $1 billion ……………………………………………………………………….……………………………………

0.08% 0.06% 0.04% 0.03%
Blue Sky Administration Fee (annual) $150 per state
Domestic Fee Schedule*
A. $1,200 annual basic account charge per fund
B. Market value based charges in aggregate:
Market Value Fee	Fee
$0 to $100,000,000 $100,000,001 to $200,000,000 $200,000,001 +	1.00 basis point 0.75 basis point 0.50 basis point
Transaction charges: DTC/FBE and depository eligible = $3.50 Mutual Fund transactions = $5.50 Options/Physical transactions = $8.00
*Annual minimum domestic custody fee per account is $5,000.
The Fund incurred $31,822 in administration fees, $27,879 in custody fees, and $35,545 in fund accounting fees for the fiscal year ended March 31, 2023.
Compliance Services
ACA Group provides services as the Trust’s Chief Compliance Officer. ACA Group is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund. The Fund incurred $37,123 in compliance fees for the fiscal year ended March 31, 2023.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund. The Fund incurred $27,004 in transfer agent fees for the fiscal year ended March 31, 2023.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
Related Broker
The Fund executes utilizes brokerage services through an affiliate of the Advisor. Western Equity Group, Inc. ("WEG"), a registered broker-dealer which is wholly owned by the Advisor, acts as the Fund’s fully disclosed clearing broker. For the fiscal year ended March 31, 2023, the WEG received commissions from trading activities in the amount of $634,262.
3.  Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and oversight of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the 1940 Act, as amended (the “Independent Trustees”) receives $2,500 per quarter from the Fund. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.
Certain officers of the Trust may also be officers of the Administrator.
4.  Distribution and Service Fees
The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class A Shares and Class ADV Shares. The 1940  Act  regulates  the  manner  in  which  a  registered  investment  company  may  assume  costs  of distributing  and promoting the sales of its shares and servicing of its shareholder accounts.   The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares and Class ADV Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares or Class ADV Shares or servicing of Class A and Class ADV shareholder accounts. The Distribution and Service Fees of the Class A Shares and Class ADV Shares for the Fund for the fiscal year ended March 31, 2023 were $8,162 and $55,356, respectively.
5.  Purchases and Sales of Investment Securities
For the fiscal year ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchase of Securities	Proceeds from Sales of Securities
$267,342,882	$253,001,254

There were no long-term purchases or sales of U.S Government Obligations for the fiscal year ended March 31, 2023.
6.  Risks
Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Because the Advisor engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be significantly in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund resulting in duplicative fees and expenses. As such, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the Adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount  or  smaller  premium  subsequent  to  purchase  by  the  Fund.  Since  closed-end  funds  trade  on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a  trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.
ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer  viruses,  network  failures,  computer  and  telecommunication failures,  infiltration by  unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Emerging   Market   Risk.   Emerging   market   countries   may   have   relatively   unstable   governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may  be  based  on  only  a  few  industries  and  security  issuers  may  be  more  susceptible  to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased  risks  of  adverse  issuer,  political,  regulatory,  market,  or  economic  developments  and  can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.
High-Yield Risk.  High-yield,  high-risk  securities,  commonly  called  “junk  bonds,”  are  considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.
Interest Rate Risk. Interest rate risk is the risk that debt prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Debt instruments with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.
Leverage Risk. The use of leverage by the Fund, by borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Management  Risk.  The  Advisor’s  tactical  strategy  may  not  produce  the  desired  results.  The  portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
Non-Diversification Risk.  Because  a  relatively  high  percentage  of  a  non-diversified  Fund’s  assets  may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or   man-made  disasters;  the  spread  of   infectious  illnesses  or   other  public  health  issues,  climate change and climate related events; and recessions and depressions could have a  significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect  the  economies  of  nations,  regions  and  the  market  in  general,  in  ways  that  cannot necessarily  be foreseen.  An  outbreak  of  infectious  respiratory  illness  known  as  COVID-19,  which  is caused  by   a   novel  coronavirus  (SARS-CoV-2),  was  first  detected  in  China  in  December  2019  and subsequently spread globally. This  coronavirus  has  resulted  in,  among  other  things,  travel  restrictions, closed  international  borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and  delivery,  prolonged quarantines,  significant  disruptions to   business   operations,  market closures,  cancellations and  restrictions, supply chain disruptions, lower consumer demand, and  significant volatility  and  declines  in  global  financial markets, as well as general concern and uncertainty. The impact of COVID-19  has  adversely  affected,  and  other  infectious  illness outbreaks that may arise in the future could adversely affect, the  economies of  many nations and  the entire   global   economy,   individual   issuers   and capital  markets  in  ways  that  cannot  necessarily  be foreseen.  Public  health  crises  caused  by  the  COVID-19 outbreak   may   exacerbate   other   pre-existing political,   social   and   economic  risks   in   certain   countries  or  globally. The duration of  the COVID-19 outbreak and its effects cannot be determined with certainty.
Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions between Russia and Ukraine These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.
(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
China remains a risk factor to both global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steel used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability.
It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.
Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.
Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the years ended February 28, 2023 and 2022 and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.
The Fund paid $2,321,497 in income and $105,378 long-term capital gain distributions for the tax year ended February 28, 2023.
The cost basis of investments for federal income tax purposes at most recent tax year, February 28, 2023 was as follows:
Cost of Investments	$30,904,372

Unrealized Appreciation	980,587
Unrealized Depreciation	(505,721)
Net Unrealized Appreciation	$474,866

Undistributed Ordinary Income	1,570,800
Accumulated Capital Gains	420,264

Distributable Earnings	$2,465,930

(Continued)

Modern Capital Tactical Opportunities Fund
Notes to Financial Statements
As of March 31, 2023
8. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2023, RBC Capital Markets, LLC held 92% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares of record owned by RBC Capital Markets, LLC are also owned beneficially.
9. Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.
10. Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.
During the period following the fiscal period end, the Fund determined that it had not met the gross income test for qualification as a regulated investment company for the tax year ended February 28, 2023 due to their investment in  certain  Grantor Trusts  that  generated income that  was  not  considered qualifying, so  the Fund elected to  pay an  excise tax  totaling $922,456. This resulted in  a  reduction to  the NAV of Class A of approximately $0.36 per share and of Class ADV of approximately $0.32 per share.
Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Modern Capital Funds Trust
and the Shareholders of Modern Capital Tactical Opportunities Fund
Mount Pleasant, South Carolina

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Modern Capital Tactical Opportunities Fund, a series of shares of Modern Capital Funds Trust, including the schedule of investments, as of March 31, 2023, the related statement of operations, the statements of changes in net assets, and financial highlights for the year ended March 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Modern Capital Tactical Opportunities Fund as of March 31, 2023, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets and financial highlights for the period from April 5, 2021 (commencement of operations) to March 31, 2022 have been audited by other auditors, whose report dated June 8, 2022 expressed an unqualified opinion on such financial statements and financial highlights

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 23, 2023

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended March 31, 2023.
During the fiscal year ended March 31, 2023, the Fund paid $2,552,142 in income distributions and $105,378 long-term capital gains distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Shareholder Expenses Example
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from October 1, 2022, through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 2023

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A Shares	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,127.60	$4.77
	$1,000.00	$1,020.44	$4.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%, multiplied by the number of days in the initial period divided by the number of days in the fiscal year (to reflect the six-month period).

Class ADV Shares	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,127.60	$4.77
	$1,000.00	$1,020.44	$4.53
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of
0.90%, multiplied by the number of days in the initial period divided by the number of days in the fiscal year (to reflect the six-month period).

5.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the oversight of the Board of Trustees of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $20,000 during the fiscal year ended March 31, 2023 from the Fund for their services to the Fund and Trust.
(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 2023

Name, Address and Year of Birth	Position(s) held with Fund or Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
David Mendez (07/1964)	Independent Trustee	Since 2020	Industry Practice Expert, Techstars (2018-Present); Managing Partner, Good Growth Capital (2017-Present); Managing Partner, Capital A Partners (2013-Present)	1	None
Margaret (Peggy) McCaffrey (03/1963)	Independent Trustee	Since 2021	CPA/Partner, Cohen & Co. (1990-2021)	1	None
Interested Trustees
Bradley D. Atkins* (07/1974)	Chairman, Interested Trustee, and President	Since 2020	Chief Executive Officer, Modern Capital, Inc. (2020-Present); Chief Executive Officer, Rethink LLC (a Retail Financial Services Firm) (2005-Present)	1	The Liberty Partners Group of Companies, Modern Capital, Inc.
*Basis of Interestedness. Mr. Atkins is an “interested person” of the Trust and the Adviser because of his role as Chief Executive Officer of Modern Capital Management Co., the adviser to the Fund.

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Victor Cossel (07/1976)	Treasurer, Principal Accounting Officer, and Principal Financial Officer	Since 2022	Global Macro Strategist, Seaport Research Partners (since Jan. 2023); Managing Director, Piper Sandler (2019 to 2022)
Douglas Tyre (07/1980)	Chief Compliance Officer	Since 2020
Senior Principal Consultant, ACA Group (May 2022 - Present). Previously, Compliance Director, Foreside Group (April 2022 – May 2022); Compliance Director, Cipperman Compliance Services, LLC (07/2019 – April 2022); Assistant Compliance Director, Cipperman Compliance Services, LLC (2018 – 2019).

Tracie A. Coop (07/1976)	Secretary	Since 2020	General Counsel, The Nottingham Company since 2019; Vice President and Managing Counsel, State Street Bank and Trust Company, (2015 to 2019)

6. Change of Independent Registered Public Accounting Firm
At a meeting held on March 28, 2023, based on the recommendation of the Audit Committee of Modern Capital Funds Trust as a result of the prior independent registered accounting firm making a business decision to no longer audit registered investment companies’ financial statements, and the approval of the Board of Trustees, BBD, LLP resigned as the independent registered public accounting firm for the Fund. At the same meeting, based on the recommendation and approval of the Audit Committee, the full Board of Trustees approved the appointment of Tait, Weller & Baker, LLP as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2023.
The reports of BBD, LLP on the Fund’s financial statements for the last fiscal year contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of March 31, 2023
During the Funds’ most recent fiscal year, and through March 9, 2023, there were no disagreements with BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years. During the most recent fiscal year, and through March 9, 2023, there were no reportable events as defined in Item 304(a(1(v of Regulation S-K promulgated by the SEC.
The Fund requested BBD, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSRs filing to be made on or before June 9, 2023.
7.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program” and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

Modern Capital Tactical Opportunities Fund
is a series of
Modern Capital Funds Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Modern Capital Management Co.
116 South Franklin Street	825 Lowcountry Boulevard
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Mount Pleasant, South Carolina 29464

Telephone:	Telephone:

800-773-3863	843-417-9950

World Wide Web @: ncfunds.com	World Wide Web @: moderncap.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Ms. Margaret McCaffrey.  Ms. McCaffrey is “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees – Audit fees billed for the Modern Capital Tactical Opportunities Fund (the “Fund”), a series of the Trust, are reflected in the table below.
For the fiscal year ended March 31, 2022, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Former Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Former Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.
Fund	March 31,2022
Modern Capital Tactical Opportunities Fund	$11,250

For the fiscal year ended March 31, 2023, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountant, Tait, Weller, & Baker LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.
Fund	March 31, 2023
Modern Capital Tactical Opportunities Fund	$14,000
(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended March 31, 2022, for assurance and related services by the Former Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements and that were not reported under paragraph (a) of this Item.

There were no additional fees billed in the fiscal year ended March 31, 2023, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.
(c)
Tax Fees – The tax fees billed, in the fiscal year ended March 31, 2022, for professional services rendered by the Former Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the registrant’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	March 31,2022
Modern Capital Tactical Opportunities Fund	$2,500

Tax Fees – The tax fees billed in the fiscal year ended March 31, 2023, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.
Funds	March 31,2023
Modern Capital Tactical Opportunities Fund	$3,500
(d)
All Other Fees – There were no other fees billed in each of the fiscal year ended March 31, 2022, for products and services provided by the Former Accountant, other than the services reported in paragraphs (a) through (c) of this item.

There were no other fees billed in each of the fiscal year ended March 31, 2023, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Former Accountant for the fiscal year ended March 31, 2022 at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the for the fiscal year ended March 31, 2023. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)
Aggregate non-audit fees billed by the Former Accountant for services rendered for the fiscal year ended March 31, 2022, are reflected in the table below. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

Funds	March 31, 2022
Modern Capital Tactical Opportunities Fund	$2,500

Aggregate non-audit fees billed by the Accountant for services rendered for the fiscal year ended March 31, 2023, are reflected in the table below. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

Funds	March 31, 2023
Modern Capital Tactical Opportunities Fund	$3,500

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURE.
(a)
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Management carried out an evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of March 31, 2023 and concluded that there was a "material weakness" (as defined below). Specifically, the controls over Modern Capital Tactical Opportunity Fund’s monitoring of its compliance with the Gross Income Test under Internal Revenue Code IRC Section 851(b)(2) were not operating effectively and as a result the Fund failed such test and will incur a tax expense in order to maintain its status as a Regulated Investment Company under the Internal Revenue Code.

A material weakness (as defined in Rule 12b-2 under the Exchange Act (17 CFR 240.12b-2)) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant's annual or interim financial statements will not be prevented or detected on a timely basis. The material weakness described above did not result in a material misstatement to the Registrant's financial statements or disclosures.

(b)
There were no significant changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

/s/ Bradley D. Atkins
Date: June 23, 2023	Bradley D. Atkins President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Bradley D. Atkins
Date: June 23, 2023	Bradley D. Atkins President and Principal Executive Officer

/s/ Victor Cossel
Date: June 23, 2023	Victor Cossel Treasurer, Principal Accounting Officer, and Principal Financial Officer